Capital and funding - Disclosure of Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	€ (30,133)	€ (27,305)
Cash movement	1,764	(1,422)
Business acquisi- tions/ disposals	0	(7)
Foreign exchange changes	(671)	(1,200)
Fair value changes	150	161
Other movements	598	360
Financial liabilities at end of period	(29,488)	(30,133)
Gain loss on termination and modifications of leases	28	7
Disposal groups classified as held for sale
Disclosure of financial liabilities [line items]
Other movements	0	(80)
Bank loans and overdrafts
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(402)	(411)
Cash movement	(129)	(16)
Business acquisi- tions/ disposals	0	(2)
Foreign exchange changes	29	0
Fair value changes	0	0
Other movements	17	(27)
Financial liabilities at end of period	(519)	(402)
Bonds and other loans
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(27,621)	(24,585)
Cash movement	1,343	(1,877)
Business acquisi- tions/ disposals	0	0
Foreign exchange changes	(727)	(1,145)
Fair value changes	490	37
Other movements	(3)	51
Financial liabilities at end of period	(26,512)	(27,621)
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(1,649)	(1,771)
Cash movement	546	471
Business acquisi- tions/ disposals	0	(5)
Foreign exchange changes	12	(65)
Fair value changes	0	0
Other movements	317	279
Financial liabilities at end of period	(1,408)	(1,649)
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(184)	(315)
Cash movement	0	0
Business acquisi- tions/ disposals	0	0
Foreign exchange changes	(2)	(3)
Fair value changes	(448)	124
Other movements	(3)	(10)
Financial liabilities at end of period	(631)	(184)
Other financials liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(277)	(223)
Cash movement	4	0
Business acquisi- tions/ disposals	0	0
Foreign exchange changes	17	13
Fair value changes	108	0
Other movements	270	67
Financial liabilities at end of period	(418)	(277)
Overdrafts
Disclosure of financial liabilities [line items]
Cash movement	€ 9	€ 39